SCHEDULE OF BASIC AND DILUTED NET INCOME LOSS PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income from continuing operations attributable to SYLA Technologies Co., Ltd.’s shareholders	¥ 306,432	¥ 277,489	¥ 435,727
Income from discontinued operations attributable to SYLA Technologies Co., Ltd.’s shareholders	88,523
Net income attributable to SYLA Technologies Co., Ltd.’s shareholders	¥ 394,955	¥ 277,489	¥ 435,727
Denominator:
Weighted average number of common shares outstanding used in calculating basic net income per share	239,353	231,031	226,174
Dilutive effect of stock options	44,001,000	40,378,000	38,987,000
Weighted average number of common shares outstanding used in calculating diluted net income per share	283,354	271,409	265,161
Net income from continuing operations per share
Net income per share - basic	¥ 1,280.25	¥ 1,201.09	¥ 1,926.51
Net income per share - diluted	1,081.45	1,022.40	1,643.25
Net income per share - basic	369.84
Net income per share - diluted	312.41
Net income attributable to SYLA Technologies Co., Ltd. per share
Net income per share - basic	1,650.09	1,201.09	1,926.51
Net income per share - diluted	¥ 1,393.86	¥ 1,022.40	¥ 1,643.25